Shareholders of Global Blue Group Holding AG - Disclosure of detailed information about shareholding composition (Details) - shares	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	211,252,951
Global Blue Group Holding AG
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	198,323,474
Ownership (in percentage)	100.00%
Global Blue Group Holding AG | Ant Group, Tom Farley
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	3,723,363
Ownership (in percentage)	1.90%
Global Blue Group Holding AG | Ant Group, Management
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	5,072,012
Ownership (in percentage)	2.60%
Global Blue Group Holding AG | Ant Group, EBT
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	1,190,415
Ownership (in percentage)	0.60%
Global Blue Group Holding AG | GB Directors, Executive Management And Other Employees
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	9,985,790
Ownership (in percentage)	5.00%
Global Blue Group Holding AG | Other Shareholders
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	20,468,205
Ownership (in percentage)	10.30%
Global Blue Group Holding AG | Silver Lake And Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	109,987,559
Ownership (in percentage)	55.50%
Global Blue Group Holding AG | Partners Group and Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	45,381,920
Ownership (in percentage)	22.90%
Global Blue Group Holding AG | Ant Group
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	12,500,000
Ownership (in percentage)	6.30%
Global Blue Group Holding AG | GB Group
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	12,929,477
Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	30,735,950
Warrants | Global Blue Group Holding AG
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	30,735,950
Warrants | Global Blue Group Holding AG | Ant Group, Tom Farley
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0
Warrants | Global Blue Group Holding AG | Ant Group, Management
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0
Warrants | Global Blue Group Holding AG | Ant Group, EBT
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	516,317
Warrants | Global Blue Group Holding AG | GB Directors, Executive Management And Other Employees
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	516,317
Warrants | Global Blue Group Holding AG | Other Shareholders
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	20,969,283
Warrants | Global Blue Group Holding AG | Silver Lake And Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	6,548,415
Warrants | Global Blue Group Holding AG | Partners Group and Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	2,701,935
Warrants | Global Blue Group Holding AG | Ant Group
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0
Warrants | Global Blue Group Holding AG | GB Group
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	187,534,962	40,000,000		40,000,000
Ordinary shares | Global Blue Group Holding AG
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	180,534,962		40,000,000	40,000,000
Ordinary shares | Global Blue Group Holding AG | Ant Group, Tom Farley
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	3,723,363
Ordinary shares | Global Blue Group Holding AG | Ant Group, Management
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	4,297,259
Ordinary shares | Global Blue Group Holding AG | Ant Group, EBT
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	1,086,280
Ordinary shares | Global Blue Group Holding AG | GB Directors, Executive Management And Other Employees
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	9,106,902
Ordinary shares | Global Blue Group Holding AG | Other Shareholders
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	20,468,205
Ordinary shares | Global Blue Group Holding AG | Global Blue Holding LP
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)			40,000,000	40,000,000
Ordinary shares | Global Blue Group Holding AG | Silver Lake And Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	98,017,072
Ordinary shares | Global Blue Group Holding AG | Partners Group and Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	40,442,783
Ordinary shares | Global Blue Group Holding AG | Ant Group
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	12,500,000
Ordinary shares | Global Blue Group Holding AG | GB Group
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	7,000,000
Preference shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	23,717,989
Preference shares | Global Blue Group Holding AG
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	17,788,512
Preference shares | Global Blue Group Holding AG | Ant Group, Tom Farley
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0
Preference shares | Global Blue Group Holding AG | Ant Group, Management
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	774,753
Preference shares | Global Blue Group Holding AG | Ant Group, EBT
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	104,135
Preference shares | Global Blue Group Holding AG | GB Directors, Executive Management And Other Employees
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	878,888
Preference shares | Global Blue Group Holding AG | Other Shareholders
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0
Preference shares | Global Blue Group Holding AG | Silver Lake And Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	11,970,487
Preference shares | Global Blue Group Holding AG | Partners Group and Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	4,939,137
Preference shares | Global Blue Group Holding AG | Ant Group
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0
Preference shares | Global Blue Group Holding AG | GB Group
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	5,929,477